Subsequent Events (Details) - USD ($)	Nov. 19, 2021	Sep. 30, 2021
Subsequent Events (Details) [Line Items]
Outstanding borrowings under working capital loans		$ 338,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding borrowings under working capital loans	$ 1,108,000